Note 6 - Registered Direct Offerings (Details Textual)					12 Months Ended
	Feb. 17, 2021 shares	May 12, 2019 item $ / shares shares	Jun. 28, 2018 item $ / shares shares	Feb. 20, 2017 $ / shares shares	Sep. 30, 2022 shares	Sep. 30, 2016 USD ($)
Shelf Registration Statement, Maximum Amount Authorized | $						$ 50,000,000
Stock Issued During Period, Shares, New Issues	215,625
Class Of Series F Warrant [Member]
Percentage of Warrants Per Unit				0.55
Class Of Warrant Or Right Acquired Upon Exercise					34,013
Series F Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 150.00
Class of Warrant or Right, Expired During Period (in shares)					27,958
Class Of Series G Warrant [Member]
Percentage of Warrants Per Unit			0.75
Class Of Warrant Or Right Acquired Upon Exercise					43,077
Class Of Series H Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 80.00
The 2017 SPA [Member]
Stock Issued During Period, Shares, New Issues				50,833
Shares Issued, Price Per Share | $ / shares				$ 120.00
The 2018 SPA [Member]
Stock Issued During Period, Shares, New Issues			45,350
Shares Issued, Price Per Share | $ / shares			$ 100.00
Number Of Accredited Investors | item			8
Registered Direct Offering 2018 [Member] | Class Of Series G Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 140.00
The 2019 SPA [Member]
Stock Issued During Period, Shares, New Issues		43,077
Shares Issued, Price Per Share | $ / shares		$ 65.00
Number Of Accredited Investors | item		5